PGIM Jennison Small-Mid Cap Core Equity ETF Expense Example, No Redemption - PGIM Jennison Small-Mid Cap Core Equity ETF - No Share Class	Aug. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 30
Expense Example, No Redemption, 3 Years	$ 93